Investments (details) - OTTI Rollforward - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Roll-forward of the credit losses on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income (loss) [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of period	$ 83	$ 99
Additions for OTTI securities where no credit losses were previously recognized	13	2
Reductions due to sales/defaults of credit-impaired securities	(7)	(10)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(4)	(8)
Cumulative OTTI credit losses recognized for securities still held, end of period	85	83
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Roll-forward of the credit losses on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income (loss) [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of period	32	40
Reductions due to sales/defaults of credit-impaired securities		(6)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(1)	(2)
Cumulative OTTI credit losses recognized for securities still held, end of period	31	32
All other corporate bonds [Member]
Roll-forward of the credit losses on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income (loss) [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of period	51	59
Additions for OTTI securities where no credit losses were previously recognized	13	2
Reductions due to sales/defaults of credit-impaired securities	(7)	(4)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(3)	(6)
Cumulative OTTI credit losses recognized for securities still held, end of period	$ 54	$ 51